LOANS - Corporate Loans Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loans receivable
Total	$ 667,767	$ 675,883
Loans held at fair value	6,082	6,854
Lease financing
Loans receivable
Total	500	700
Corporate
Loans receivable
Total	291,233	289,409
Total non-accrual	1,553	3,046
Loans held at fair value	6,070	6,840
Corporate | Commercial and industrial
Loans receivable
Total	147,004	151,700
Total non-accrual	1,263	2,784
Corporate | Financial institutions
Loans receivable
Total	71,767	64,051
Total non-accrual	2	33
Corporate | Mortgage and real estate
Loans receivable
Total	20,291	21,743
Total non-accrual	136	105
Corporate | Lease financing
Loans receivable
Total	455	738
Total non-accrual	14	24
Corporate | Other
Loans receivable
Total	45,646	44,337
Total non-accrual	138	100
Corporate | Corporate loans, net of unearned income
Loans receivable
Current fiscal year	90,549	87,554
One year prior to current fiscal year	17,944	24,142
Two years prior to current fiscal year	15,094	22,973
Three years prior to current fiscal year	13,278	11,452
Four years prior to current fiscal year	7,071	5,545
Prior	21,190	21,570
Revolving line of credit arrangements	120,037	109,333
Total	291,233	289,409
Loans held at fair value	6,070	6,840
Corporate | Investment Grade
Loans receivable
Current fiscal year	66,744	58,357
One year prior to current fiscal year	13,966	16,416
Two years prior to current fiscal year	10,317	15,406
Three years prior to current fiscal year	9,599	6,623
Four years prior to current fiscal year	4,872	3,510
Prior	15,635	15,302
Revolving line of credit arrangements	93,086	79,423
Total	214,219	195,037
Corporate | Investment Grade | Commercial and industrial
Loans receivable
Current fiscal year	42,422	37,685
One year prior to current fiscal year	5,529	7,342
Two years prior to current fiscal year	4,642	5,713
Three years prior to current fiscal year	3,757	3,663
Four years prior to current fiscal year	2,911	1,929
Prior	8,392	8,395
Revolving line of credit arrangements	30,588	23,457
Total	98,241	88,184
Corporate | Investment Grade | Financial institutions
Loans receivable
Current fiscal year	12,862	9,039
One year prior to current fiscal year	1,678	2,722
Two years prior to current fiscal year	1,183	1,828
Three years prior to current fiscal year	1,038	694
Four years prior to current fiscal year	419	356
Prior	1,354	1,709
Revolving line of credit arrangements	43,630	36,119
Total	62,164	52,467
Corporate | Investment Grade | Mortgage and real estate
Loans receivable
Current fiscal year	2,423	3,633
One year prior to current fiscal year	3,660	4,187
Two years prior to current fiscal year	3,332	3,591
Three years prior to current fiscal year	2,015	1,599
Four years prior to current fiscal year	1,212	648
Prior	1,288	943
Revolving line of credit arrangements	141	90
Total	14,071	14,691
Corporate | Investment Grade | Other
Loans receivable
Current fiscal year	9,037	8,000
One year prior to current fiscal year	3,099	2,165
Two years prior to current fiscal year	1,160	4,274
Three years prior to current fiscal year	2,789	667
Four years prior to current fiscal year	330	577
Prior	4,601	4,255
Revolving line of credit arrangements	18,727	19,757
Total	39,743	39,695
Corporate | Non-investment grade, accrual | Commercial and industrial
Loans receivable
Current fiscal year	16,783	19,566
One year prior to current fiscal year	2,281	4,769
Two years prior to current fiscal year	2,343	4,584
Three years prior to current fiscal year	2,024	2,883
Four years prior to current fiscal year	1,412	1,151
Prior	3,981	4,540
Revolving line of credit arrangements	18,676	23,239
Total	47,500	60,732
Corporate | Non-investment grade, accrual | Financial institutions
Loans receivable
Current fiscal year	4,325	7,149
One year prior to current fiscal year	347	611
Two years prior to current fiscal year	567	625
Three years prior to current fiscal year	101	231
Four years prior to current fiscal year	71	126
Prior	511	193
Revolving line of credit arrangements	3,679	2,616
Total	9,601	11,551
Corporate | Non-investment grade, accrual | Mortgage and real estate
Loans receivable
Current fiscal year	1,275	1,135
One year prior to current fiscal year	869	1,352
Two years prior to current fiscal year	1,228	1,550
Three years prior to current fiscal year	1,018	1,192
Four years prior to current fiscal year	493	553
Prior	586	653
Revolving line of credit arrangements	615	512
Total	6,084	6,947
Corporate | Non-investment grade, accrual | Other
Loans receivable
Current fiscal year	1,339	1,064
One year prior to current fiscal year	349	796
Two years prior to current fiscal year	554	602
Three years prior to current fiscal year	364	333
Four years prior to current fiscal year	119	138
Prior	245	567
Revolving line of credit arrangements	3,236	1,756
Total	6,206	5,256
Corporate | Non-investment grade, non-accrual | Commercial and industrial
Loans receivable
Current fiscal year	53	260
One year prior to current fiscal year	119	194
Two years prior to current fiscal year	64	191
Three years prior to current fiscal year	104	143
Four years prior to current fiscal year	94	57
Prior	117	223
Revolving line of credit arrangements	712	1,716
Total non-accrual	1,263	2,784
Corporate | Non-investment grade, non-accrual | Financial institutions
Loans receivable
Current fiscal year	0	0
One year prior to current fiscal year	0	0
Two years prior to current fiscal year	0	0
Three years prior to current fiscal year	0	0
Four years prior to current fiscal year	0	0
Prior	0	0
Revolving line of credit arrangements	2	33
Total non-accrual	2	33
Corporate | Non-investment grade, non-accrual | Mortgage and real estate
Loans receivable
Current fiscal year	11	9
One year prior to current fiscal year	8	1
Two years prior to current fiscal year	2	3
Three years prior to current fiscal year	49	18
Four years prior to current fiscal year	10	8
Prior	25	30
Revolving line of credit arrangements	31	36
Total non-accrual	136	105
Corporate | Non-investment grade, non-accrual | Other
Loans receivable
Current fiscal year	19	14
One year prior to current fiscal year	5	3
Two years prior to current fiscal year	19	12
Three years prior to current fiscal year	19	29
Four years prior to current fiscal year	0	2
Prior	90	62
Revolving line of credit arrangements	0	2
Total non-accrual	152	124
Corporate | Non-Investment Grade
Loans receivable
Current fiscal year	23,805	29,197
One year prior to current fiscal year	3,978	7,726
Two years prior to current fiscal year	4,777	7,567
Three years prior to current fiscal year	3,679	4,829
Four years prior to current fiscal year	2,199	2,035
Prior	5,555	6,268
Revolving line of credit arrangements	26,951	29,910
Total	$ 70,944	$ 87,532